Expense Example, No Redemption - FidelityAdvisorGrowthOpportunitiesFund-AMCIZPRO - FidelityAdvisorGrowthOpportunitiesFund-AMCIZPRO - Fidelity Advisor Growth Opportunities Fund	Jan. 28, 2023 USD ($)
Fidelity Advisor Growth Opportunities Fund - Class A
Expense Example, No Redemption:
1 Year	$ 661
3 Years	843
5 Years	1,040
10 Years	1,608
Fidelity Advisor Growth Opportunities Fund - Class C
Expense Example, No Redemption:
1 Year	168
3 Years	520
5 Years	897
10 Years	1,752
Fidelity Advisor Growth Opportunities Fund - Class M
Expense Example, No Redemption:
1 Year	461
3 Years	697
5 Years	950
10 Years	1,677
Fidelity Advisor Growth Opportunities Fund - Class I
Expense Example, No Redemption:
1 Year	65
3 Years	205
5 Years	357
10 Years	798
Fidelity Advisor Growth Opportunities Fund - Class Z
Expense Example, No Redemption:
1 Year	53
3 Years	167
5 Years	291
10 Years	$ 653